FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Financial instruments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
FINANCIAL ASSETS
At fair value through profit or loss	$ 450		$ 325
Amortized cost	74,723		109,771
Total	75,173		110,096
FINANCIAL LIABILITIES
At fair value through profit or loss	63,309		15,589
Amortized cost	27,842		30,896
Total	91,151		46,485
Convertible Notes - Host
FINANCIAL LIABILITIES
Financial liabilities, fair value	16,551	$ 12,076	17,908	$ 12,446
Accounts payable and accrued liabilities
FINANCIAL LIABILITIES
Amortized cost	10,482		13,642
Total	10,482		13,642
Borrowings
FINANCIAL LIABILITIES
Amortized cost	764		1,014
Total	764		1,014
Convertible Notes
FINANCIAL LIABILITIES
At fair value through profit or loss	352
Amortized cost	16,596		16,240
Total	16,948		16,240
Derivative warrant liability
FINANCIAL LIABILITIES
At fair value through profit or loss	62,957		15,589
Total	62,957		15,589
Cash and cash equivalents
FINANCIAL ASSETS
Amortized cost	73,940		106,296
Total	73,940		106,296
Other receivables (excluding grants)
FINANCIAL ASSETS
Amortized cost	113		124
Total	113		124
Restricted cash and deposits
FINANCIAL ASSETS
Amortized cost	670		3,351
Total	670		3,351
Investment - Listed shares
FINANCIAL ASSETS
At fair value through profit or loss	450		325
Total	$ 450		$ 325